Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2024
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 23. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash held by an entity are not available for use by the Group other than amounts presented as restricted cash. See “Currency Risk” in Note 25.

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Years ended December 31:	2024	2023	2022
Bonds payable, opening balance	$36,107	$35,538	$35,227
Cash flows	(777)	—	—
Non-cash changes:
Accretion	473	156	140
Cumulative translation adjustments	742	413	171
Bonds payable, ending balance (see Note 15)	$36,545	$36,107	$35,538

Years ended December 31:	2024	2023	2022
Lease liabilities, opening balance	$314	$706	$767
Cash flows	(408)	(414)	(378)
Non-cash changes:
Additions	313	—	295
Accretion	28	20	28
Cumulative translation adjustments	6	2	(6)
Reclassification to asset held for sale	(253)	—	—
Lease liabilities, ending balance (see Note 14)	$—	$314	$706

Non-cash transactions

Non-cash transactions during the year ended December 31, 2024: (i) the maturity of the bonds issued by a subsidiary were extended by seven years to 2033 and the interest rate was increased to 5.70% from 4.00%; (ii) various assets and liabilities associated were classified as held for sale (see Note 4); and (iii) a non-cash gain in connection with the deconsolidation of a subsidiary of $3,646 was realized in other costs of sales and services.

Non-cash transactions during the year ended December 31, 2023: (i) a liability of $818 owing to a former subsidiary was reversed and credited to profit or loss because it was determined not to be payable.

Non-cash transactions during the year ended December 31, 2022: (i) energy assets and liabilities were classified as held for sale (see Note 4).